Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of outstanding stock options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2023	540,523	€4.99	7.30	272,480
Granted	46,400	5.30	9.17	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2023	586,923	€4.84	6.53	€67,596
Exercisable as of December 31, 2023	382,785	€5.11	5.44	€33,796
Outstanding, expected to vest as of December 31, 2023	204,138	€4.34	8.58	€33,800

Outstanding as of January 1, 2024	586,923	€4.84	6.53	€67,596
Granted	587,650	2.87	9.50	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	(204,265)	5.94	-	-
Outstanding as of December 31, 2024	970,308	€3.65	8.75	€706,366
Exercisable as of December 31, 2024	514,210	€4.13	8.23	€199,667
Outstanding, expected to vest as of December 31, 2024	456,098	€3.10	9.33	€506,699

Outstanding as of January 1, 2025	970,308	€3.65	8.75	€706,366
Granted	1,067,617	2.32	9.73	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	(147,196)	3.21	-	-
Outstanding as of December 31, 2025	1,890,729	€2.78	8.76	€4,643
Exercisable as of December 31, 2025	845,607	€3.44	7.84	€57
Outstanding, expected to vest as of December 31, 2025	1,045,122	€2.24	9.50	€4,585

Schedule of share based compensation expenses

The Company’s share-based compensation expense for the years ended December 31, 2025, 2024, and 2023 is represented by the following table:

	Year ended December 31
	2025	2024	2023
(in Euros)
Research & development expense	€218,664	€116,532	€73,392
Research & development expense - related party	108,455	39,800	-
General & administrative expense	242,903	436,877	505,828
General & administrative expense - related party	367,719	254,045	160,664
Total	€937,742	€847,254	739,884
Unrecognized expense	€2,271,990	€1,404,415	€907,683